Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Abstract]
Software	$ 2,289,799	$ 955,466
Copyrights	63,697	61,040
Other	9,154	8,773
Less: accumulated amortization	(1,159,877)	(529,883)
Net finite-lived intangible assets	1,202,773	495,396
Operating licenses	52,721,574	18,689,581
Stock exchange trading right	128,488	128,821
Trademarks	1,365,946	87,038
Other	15,786	15,127
Intangible assets, net	$ 55,434,567	$ 19,415,963